Restatement of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 13 – Restatement of Previously Issued Financial Statements

On April 16, 2024, the Company changed their independent PCAOB-registered accounting firm and terminated its engagement with their prior auditor. On May 3, 2024, the Securities and Exchange Commission (“SEC”) issued an order that instituted a cease-and-desist against the Company’s previous auditor, which required the Company to obtain new auditors and re-audit its financial statements for the years ended December 31, 2023 and 2022.

The Company engaged a new, an independent and registered accounting firm, to re-audit the Company’s previously issued financial statements. During the Company’s re-audits, it was noted that certain transactions were not recorded in the correct period, stock compensation expense of $600,000 related to the March 7, 2023 common stock issuance was not recorded and deferred offering costs were classified as an operating activity rather than a financing activity. Expenses totaling $10,993 were originally recorded in 2023 but related to 2022 expenses.

With this restatement, the transactions previously recorded in the incorrect period have been updated to the correct period, classifications on the statements of cash flow have been corrected and the stock compensation previously not recorded has been properly recorded.

The following presents reconciliations of the impacted financial statement line items as filed to the restated amounts as of June 30, 2023 and for the periods then ended. The previously reported amounts reflect those included in the registration statements the Company filed with the Securities and Exchange Commission on September 19, 2023. These amounts are labeled “As Filed” in the tables below. The amounts labeled “Restatement Adjustments” represent the effects of these restatements due to the timing differences and stock compensation expense.

Statement of Operations for the Six Months Ended June 30, 2023
	As Filed	Restatement Adjustments	As Restated

Revenue	$–	$–	$–

Cost of goods sold	–	–	–

Gross profit	–	–	–

Operating expenses:
Research and development	–	–	–
General and administrative	1,023,433	589,007	1,612,440
Depreciation and amortization	762	–	762
Total operating expenses	1,024,195	589,007	1,613,202

Loss from operations	(1,024,195)	(589,007)	(1,613,202)

Other income:
Interest income	–	–	–
Total other income	–	–	–

Net loss before income tax	(1,024,195)	(589,007)	(1,613,202)

Income tax benefit (expense)	–	–	–

Net loss	$(1,024,195)	$(589,007)	$(1,613,202)

Net loss per share attributable to common stockholders
Basic and diluted	$(0.30)	$(0.17)	$(0.47)

Weighted average common shares outstanding
Basic and diluted	3,398,470	–	3,398,470

Statements of Changes in Stockholders’ Equity – As Filed – For the Six Months Ended June 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	140	$1	3,392,250	$33,923	$4,714,041	$–	$(1,538,591)	$3,209,374

Issuance of common shares	–	–	75,005	750	(750)	–	–	–
Conversion to preferred shares	50	1	(250,000)	(2,500)	2,499	–	–	–
Net loss	–	–	–	–	–	–	(1,024,195)	(1,024,195)

Balance, June 30, 2023	190	$2	3,217,255	$32,173	$4,716,540	$–	$(2,562,786)	$2,185,929

Statements of Changes in Stockholders’ Equity – Restatement Adjustments – For the Six Months Ended June 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	–	$–	–	$–	$–	$–	$(10,993)	$(10,993)

Issuance of common shares	–	–	–	–	600,000	–	–	600,000
Conversion to preferred shares	–	–	–	–	–	–	–	–
Net loss	–	–	–	–	–	–	(589,007)	(589,007)

Balance, June 30, 2023	–	$–	–	$–	$600,000	$–	$(600,000)	$–

Statements of Changes in Stockholders’ Equity – As Restated – For the Six Months Ended June 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	140	$1	3,392,250	$33,923	$4,714,041	$–	$(1,549,584)	$3,198,381

Issuance of common shares	–	–	75,005	750	599,250	–	–	600,000
Conversion to preferred shares	50	1	(250,000)	(2,500)	2,499	–	–	–
Net loss	–	–	–	–	–	–	(1,613,202)	(1,613,202)

Balance, June 30, 2023	190	$2	3,217,255	$32,173	$5,315,790	$–	$(3,162,786)	$2,185,179

Statement of Cash Flows for the Six Months Ended June 30, 2023

	As Filed	Restatement Adjustments	As Restated

Cash flows from operating activities:
Net loss	$(1,024,195)	$(589,007)	$(1,613,202)
Depreciation	763	–	763
Stock compensation expense	–	600,000	600,000
Change in assets and liabilities:
Accounts receivable	–	–	–
Deferred offering costs	(223,579)	223,579	–
Other current assets	22,500	–	22,500
Accounts payable and accrued expenses	(21,929)	(10,993)	(32,922)
Net cash used in operating activities	(1,246,440)	223,579	(1,022,861)

Cash flows from investing activities
Purchases of property and equipment	–	–	–
Net cash used in investing activities	–	–	–

Cash flows from financing activities:
Deferred offering costs	–	(223,579)	(223,579)
Net cash provided by financing activities	–	(223,579)	(223,579)

Net increase (decrease) in cash	(1,246,440)	–	(1,246,440)

Cash, beginning of period	3,099,422	–	3,099,422

Cash, end of period	$1,852,982	$–	$1,852,982

Supplemental disclosures of cash flow information:
Cash paid for interest	$–	$–	$–
Cash paid for income tax	$–	$–	$–